Other Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Assets
16.	Other Assets
Other current assets and other
non-current
assets as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Current
Advance payment s	￦	348,753	564,196
Prepaid expenses		181,985	274,023
Firm commitment asset		23,506	11,323
Others		62,379	65,816

	￦	616,623	915,358

Non-current
Long-term advance payment s	￦	21,587	47,752
Long-term prepaid expenses		92,774	76,739
Others(*1)		155,699	74,116

	￦	270,060	198,607

(*1)
As of December 31, 202
0
 and 202
1
, the Company recognized tax assets amounting to
￦
121,255

million and
￦
4,722

million, respectively, based on the Company’s best estimate of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification are finalized.